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                        Century Capital Management Trust
                               One Liberty Square
                           Boston, Massachusetts 02109


                                   May 2, 2002


BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re: Century Capital Management Trust (Reg. No. 333-86067; File No. 811-09561)

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Century Capital Management Trust (the "Master Trust"), on behalf of its series Century Shares Trust (the "Trust"), hereby certifies that the form of Prospectus and Statement of Additional Information of the Trust that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 7 to the Master Trust's Registration Statement on Form N-1A under the Securities Act of 1933 (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 30, 2002.

         Comments or questions concerning this certificate may be directed to the undersigned at (617) 428-3060 or to John W. Pickett, Esq. of Palmer & Dodge LLP, counsel to the Master Trust, at (617) 239-0425.

                                               Sincerely,

                                               CENTURY CAPITAL MANAGEMENT TRUST


                                               By: /s/ Alexander L. Thorndike
                                                   ----------------------------
                                                       Alexander L. Thorndike
                                                       Vice President

cc:      Matthew C. Dallett, Esq.
         John W. Pickett, Esq.